Net investment in sublease (Tables)	3 Months Ended
Mar. 31, 2021
Net investment in sublease
Summary of contractual undiscounted cash flows related to subleases

As at March 31, 2021 and December 31, 2020, the contractual undiscounted cash flows related to subleases were as follows:

			Present value of
	Future minimum		minimum lease
	lease payments		payments
March 31, 2021	receivable	Interest income	receivable
Less than one year	$25,000	$613	$24,387
Between one and five years	—	—	—
Net investment in sublease	$25,000	$613	$24,387

	Future		Present value
	minimum		of minimum
	lease		lease
	payments	Interest	payments
December 31, 2020	receivable	income	receivable
Less than one year	$40,000	$1,459	$38,541
Between one and five years	—	—	—
Net investment in sublease	$40,000	$1,459	$38,541